Annual Fund Operating Expenses - SMI 3Fourteen Full-Cycle Trend ETF [Member]	Apr. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026

[1]	Under the Investment Advisory Agreement, 3Fourteen & SMI Advisory Services, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	The Adviser has contractually agreed to waive its management fee to an annual rate of 0.85% of the average daily net assets of the Fund until April 30, 2026 and the Adviser may not terminate this arrangement prior to that date.